CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended		161 Months Ended	167 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Sep. 30, 2012
Cash flows from operating activities
Net loss	$ (678,065)	$ (216,326)	$ (534,222)	$ (183,666)	$ (4,305,970)	$ (4,984,035)
Adjustments to reconcile net loss to net cash used in operating activities:
Depletion, accretion, and depreciation expense	48,574				6,268	54,842
Impairment of oil and gas properties					112,000	112,000
Stock-based compensation expense	71,334	2,859	3,819	11,438	887,229	958,563
Reversal of stock-based compensation expense		(16,182)	(16,182)		(16,182)	(16,182)
Common stock issued for services					53,050	53,050
Loss on disposal of fixed assets					9,800	9,800
Change in fair value of warrant liability					(65,635)	(65,635)
Change in operating assets and liabilities:
Decrease (increase) in accounts receivable	678	(2,739)	(8,954)		(8,954)	(8,276)
Increase in prepaid expenses and other current assets	(2,873)	(253)	(16,921)	(10,037)	(26,958)	(29,831)
Increase in accounts payable	198,313	64,692	38,785	(6,237)	46,803	245,116
Increase in accrued payroll liability		32,295
Net cash used in operating activities	(362,039)	(135,654)	(533,675)	(188,502)	(3,308,549)	(3,670,588)
Cash flows from investing activities
Purchase of oil and gas properties	(276,107)	(253,500)	(253,500)		(365,500)	(641,607)
Deposits on lease acquisitions	(118,879)					(118,879)
Development and exploration costs related to oil and gas properties	(73,299)	(10,947)	(38,366)		(38,366)	(111,665)
Purchase of property and equipment					(16,068)	(16,068)
Cash received in acquisition of subsidiary			378,436		378,436	378,436
Net cash provided by (used in) investing activities	(468,285)	(264,447)	86,570		(41,498)	(509,783)
Cash flows from financing activities
Proceeds from the pending issuance of common stock and warrants	428,000		704,870		4,332,370	4,760,370
Proceeds from loans from related party					510,000
Repayment of loans from related party					(510,000)
Net cash provided by financing activities	428,000		704,870		4,332,370	4,760,370
Increase (decrease) in cash and cash equivalents	(402,324)	(400,101)	257,765	(188,502)	982,323	579,999
Cash and cash equivalents at beginning of period	982,323	724,558	724,558	913,060
Cash and cash equivalents at end of period	579,999	324,457	982,323	724,558	982,323	579,999
Supplemental disclosure of cash flow information:
Interest paid in cash					77,480	77,480
Income tax paid in cash
Non-cash investing and financing activities:
Issuance of common stock and warrants for commission					60,000	60,000
Issuance of common stock for purchase of oil and gas properties on July 29, 2011		1,818,000	1,818,000		1,818,000	1,818,000
Issuance of common stock and warrants for acquisition of subsidiary on March 30, 2012			24,387,356		24,387,356	24,387,356
Accrued exploration costs related to oil and gas properties	654,656					654,656
Change in asset retirement obligations	$ 55,924					$ 55,924